Benefit Payments, Gratuity (Detail) - Gratuity ₨ in Millions	Mar. 31, 2022 INR (₨)
Benefit payments
2023	₨ 1,360.9
2024	1,203.2
2025	992.8
2026	1,006.3
2027	1,021.9
2028 - 2032	₨ 3,409.9